Accounts Receivables, Net - Summary of Movement in Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts receivable
Balance at the beginning of year	$ 1,693	$ 1,733
Additions for the year	910	99	$ 1,886
Recoveries	(40)	0	(185)
Accounts receivable written off	(1,134)	(99)
Exchange differences	49	(40)
Balance at the end of year	$ 1,478	$ 1,693	$ 1,733